INCOME TAX - Reconciliation of the federal income tax rate to the Company's effective tax rate (Details)	12 Months Ended
Dec. 31, 2021
Effective Income Tax Rate Reconciliation, Other Reconciling Items, Percent [Abstract]
Statutory federal income tax rate	21.00%
State taxes, net of federal tax benefit	0.00%
Change in fair value of derivative warrant liabilities	(40.80%)
Non-deductible transaction costs	0.20%
Change in valuation allowance	19.60%
Income tax provision	0.00%